Financial result, net (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial result, net [Abstract]
Disclosure Of Finance Income Expense Explanatory [Table Text Block]
The following is the detail of financial results for the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
Finance income
Results from financial assets and others	745,571	739,148	136,715
Yields and interests	383,624	405,562	386,001
Gain on sale of equity instruments	–	13,236	47,129
Resources from Santiago de las Atalayas (1)	–	–	688,664
Other financial income	368	1,410	53,234
	1,129,563	1,159,356	1,311,743
Finance expenses
Interest (2)	(2,399,414)	(2,385,994)	(2,765,024)
Financial cost of other liabilities (3)	(668,782)	(753,047)	(580,491)
Results from financial assets	(381,445)	(481,308)	(48,997)
Other financial expenses	(62,520)	(40,252)	(69,028)
	(3,512,161)	(3,660,601)	(3,463,540)
Foreign exchange gain (loss), net	372,223	5,514	976,430
Financial result, net	(2,010,375)	(2,495,731)	(1,175,367)

(1)
On November 8, 2016, the Ministry of Mines and Energy concluded that the resources that were restricted in relation to this process were not royalties and, therefore, were not due to the Comuneros. In accordance with the foregoing, the resources held by Ecopetrol are its property, without any claim or discussion to date regarding ownership title thereof. On November 8, 2016, the amount claimed reached
COP$
688,664,
 originated mostly from the valuation and financial yield of the fund where the resources were deposited. The recovery of this provision was recognized in the net financial results of the period ending December 31, 2016.

(2)	As of December 31, 2018, borrowing costs for the financing of developing natural resources and property, plant and equipment of COP$200,833 (2017 – COP$191,651 and 2016 – COP$341,209) were capitalized.

(3)	Includes the financial expense of the asset retirement obligation and the liabilities for post–employment benefits.